9. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Income tax benefit at statutory rate	$ (291,001)	$ (2,134,554)
State income tax, net of Federal benefit	(31,069)	(227,895)
Convertible debt	(1,496,427)
Other adjustments	(94,809)
Meals and entertainment	42	14,542
Increase in valuation allowance	1,913,264	2,347,907
Income tax benefit